Offerings - Offering: 1	Nov. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,775,459
Proposed Maximum Offering Price per Unit	72.69
Maximum Aggregate Offering Price	$ 129,058,114.71
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,822.93
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, par value $0.0001 per share ("Common Stock"), that become issuable under the CorVel Corporation 2025 Stock Incentive Plan (the "2025 Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Represents shares of Common Stock that were authorized for issuance under the 2025 Plan, which was approved by the Registrant's stockholders on August 7, 2025. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price with respect to the shares are calculated based on $72.69 per share, which is the average of the high ($73.69) and low ($71.69) prices of the Common Stock as reported on the Nasdaq Global Select Market on November 3, 2025, a date within five business days prior to the filing of this Registration Statement.